Financial instruments - Disclosure of detailed information about financial instruments by category (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets:
Cash and cash equivalents	$ 55,270	$ 56,111	$ 53,521
Financial liabilities:
Accounts payable, accrued liabilities and payable due to related party	3,152	1,364
Long-term incentive plan liability	318	$ 195
Financial assets - Fair value through profit or loss [Member]
Financial assets:
Cash and cash equivalents	0
Receivables and receivable due from related party	0
Preferred shares in AGM JV	70,165
Total financial assets	70,165
Financial assets - Amortized cost [Member]
Financial assets:
Cash and cash equivalents	55,270
Receivables and receivable due from related party	1,060
Preferred shares in AGM JV	0
Total financial assets	56,330
Financial assets - Carrying value [Member]
Financial assets:
Cash and cash equivalents	55,270
Receivables and receivable due from related party	1,060
Preferred shares in AGM JV	70,165
Total financial assets	126,495
Financial assets - Fair value [Member]
Financial assets:
Cash and cash equivalents	55,270
Receivables and receivable due from related party	1,060
Preferred shares in AGM JV	70,165
Total financial assets	126,495
Financial liabilities - Fair value through profit or loss [Member]
Financial liabilities:
Accounts payable, accrued liabilities and payable due to related party	6,139
Long-term incentive plan liability	318
Lease liability	0
Total financial liabilities	6,457
Financial liabilities - Amortized cost [Member]
Financial liabilities:
Accounts payable, accrued liabilities and payable due to related party	5,724
Long-term incentive plan liability	0
Lease liability	203
Total financial liabilities	5,927
Financial liabilities - Carrying value [Member]
Financial liabilities:
Accounts payable, accrued liabilities and payable due to related party	11,863
Long-term incentive plan liability	318
Lease liability	203
Total financial liabilities	12,384
Financial liabilities - Fair value [Member]
Financial liabilities:
Accounts payable, accrued liabilities and payable due to related party	11,863
Long-term incentive plan liability	318
Lease liability	203
Total financial liabilities	$ 12,384